JPMorgan BetaBuilders 1-5 Year U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited)

Investments	Principal Amount($)	Value($)
U.S. TREASURY OBLIGATIONS — 58.1%
U.S. Treasury Notes
1.38%, 8/31/2020	1,479,000	1,475,822
1.75%, 11/15/2020	313,000	313,183
2.63%, 11/15/2020	95,000	95,824
1.75%, 12/31/2020	328,000	328,154
1.13%, 2/28/2021	688,000	683,136
2.25%, 4/30/2021	80,000	80,625
1.13%, 9/30/2021	4,225,000	4,184,731
2.00%, 12/31/2021	4,196,000	4,227,142
1.75%, 6/30/2022	200,000	200,781
1.63%, 8/15/2022	482,000	482,226
1.88%, 9/30/2022	130,000	130,995
1.38%, 10/15/2022	900,000	894,234
1.75%, 1/31/2023	23,000	23,101
2.00%, 2/15/2023	400,000	404,750
1.50%, 2/28/2023	705,000	702,632
1.50%, 3/31/2023	24,000	23,918
1.25%, 7/31/2023	467,000	460,980
2.75%, 7/31/2023	687,000	714,426
2.63%, 12/31/2023	15,000	15,589
2.75%, 2/15/2024	16,000	16,725
2.38%, 2/29/2024	2,627,000	2,706,426
2.13%, 3/31/2024	70,000	71,438
2.00%, 4/30/2024	480,000	487,500
2.25%, 4/30/2024	15,000	15,394
2.00%, 5/31/2024	335,000	340,444
1.75%, 6/30/2024	282,000	283,498
1.75%, 7/31/2024	695,000	698,692
1.50%, 9/30/2024	1,400,000	1,391,359

TOTAL U.S. TREASURY OBLIGATIONS (Cost $21,203,897)		21,453,725

CORPORATE BONDS — 24.6%
Aerospace & Defense — 0.3%
Boeing Co. (The) 2.13%, 3/1/2022	8,000	8,005
Embraer SA (Brazil) 5.15%, 6/15/2022	15,000	15,862
General Dynamics Corp.
2.25%, 11/15/2022	16,000	16,186
1.88%, 8/15/2023	20,000	19,967
Lockheed Martin Corp. 3.10%, 1/15/2023	5,000	5,162
Northrop Grumman Corp. 2.55%, 10/15/2022	15,000	15,214
Rockwell Collins, Inc. 3.20%, 3/15/2024	15,000	15,598

Investments	Principal Amount($)	Value($)
United Technologies Corp. 2.30%, 5/4/2022	29,000	29,198

		125,192

Air Freight & Logistics — 0.1%
FedEx Corp. 2.63%, 8/1/2022	6,000	6,072
United Parcel Service, Inc.
2.35%, 5/16/2022	15,000	15,167
2.20%, 9/1/2024	15,000	15,078

		36,317

Airlines — 0.1%
Delta Air Lines, Inc.
3.63%, 3/15/2022	18,000	18,410
2.90%, 10/28/2024	8,000	7,931

		26,341

Auto Components — 0.1%
Aptiv Corp. 4.15%, 3/15/2024	17,000	18,063

Automobiles — 0.1%
General Motors Co. 4.88%, 10/2/2023	15,000	16,138
Toyota Motor Corp. (Japan) 2.36%, 7/2/2024	17,000	17,220

		33,358

Banks — 7.1%
Bank of America Corp.
5.00%, 5/13/2021	145,000	151,023
(ICE LIBOR USD 3 Month + 1.02%), 2.88%, 4/24/2023 (a)	15,000	15,230
(ICE LIBOR USD 3 Month + 0.93%), 2.82%, 7/21/2023 (a)	17,000	17,248
(ICE LIBOR USD 3 Month + 0.78%), 3.55%, 3/5/2024 (a)	12,000	12,460
(ICE LIBOR USD 3 Month + 0.97%), 3.46%, 3/15/2025 (a)	24,000	25,004
Bank of Montreal (Canada)
Series E, 3.30%, 2/5/2024	5,000	5,205
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.98%), 4.80%, 8/25/2024 (a)(b)(c)	15,000	15,303
(USD Swap Semi 5 Year + 1.28%), 4.34%, 10/5/2028 (a)	31,000	32,637
Bank of Nova Scotia (The) (Canada)
1.88%, 4/26/2021	7,000	6,999
2.70%, 3/7/2022	15,000	15,254
3.40%, 2/11/2024	38,000	39,736
BB&T Corp.
3.20%, 9/3/2021	27,000	27,516
2.20%, 3/16/2023	7,000	7,016
3.75%, 12/6/2023	10,000	10,560
2.85%, 10/26/2024	12,000	12,299

JPMorgan BetaBuilders 1-5 Year U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
BNP Paribas SA (France) 5.00%, 1/15/2021	25,000	25,832
Canadian Imperial Bank of Commerce (Canada) 2.55%, 6/16/2022	15,000	15,221
Citigroup, Inc.
4.05%, 7/30/2022	15,000	15,685
(ICE LIBOR USD 3 Month + 0.72%), 3.14%, 1/24/2023 (a)	92,000	93,738
(ICE LIBOR USD 3 Month + 0.95%), 2.88%, 7/24/2023 (a)	20,000	20,297
3.88%, 10/25/2023	7,000	7,433
(ICE LIBOR USD 3 Month + 1.02%), 4.04%, 6/1/2024 (a)	12,000	12,670
Citizens Financial Group, Inc. 2.38%, 7/28/2021	35,000	35,057
Comerica, Inc. 3.70%, 7/31/2023	15,000	15,786
Cooperatieve Rabobank UA (Netherlands)
4.50%, 1/11/2021	52,000	53,419
3.88%, 2/8/2022	15,000	15,579
Fifth Third Bancorp
3.50%, 3/15/2022	25,000	25,755
4.30%, 1/16/2024	12,000	12,898
First Horizon National Corp. 3.50%, 12/15/2020	20,000	20,242
First Niagara Financial Group, Inc. 7.25%, 12/15/2021	20,000	21,942
HSBC Holdings plc (United Kingdom)
5.10%, 4/5/2021	70,000	72,719
4.88%, 1/14/2022	10,000	10,562
4.00%, 3/30/2022	45,000	46,896
Huntington Bancshares, Inc.
3.15%, 3/14/2021	22,000	22,284
2.63%, 8/6/2024	17,000	17,187
Kreditanstalt fuer Wiederaufbau (Germany)
2.50%, 2/15/2022	16,000	16,285
2.13%, 3/7/2022	15,000	15,152
2.00%, 9/29/2022	14,000	14,129
2.00%, 10/4/2022	245,000	247,223
1.38%, 8/5/2024	57,000	56,187
Landwirtschaftliche Rentenbank (Germany)
2.25%, 10/1/2021	20,000	20,192
3.13%, 11/14/2023	12,000	12,656
Lloyds Bank plc (United Kingdom)
6.38%, 1/21/2021	22,000	23,090
3.30%, 5/7/2021	35,000	35,577
M&T Bank Corp.
3.55%, 7/26/2023	22,000	23,086

Investments	Principal Amount($)	Value($)
Mitsubishi UFJ Financial Group, Inc. (Japan)
3.00%, 2/22/2022	40,000	40,735
3.22%, 3/7/2022	17,000	17,392
2.67%, 7/25/2022	40,000	40,498
3.76%, 7/26/2023	5,000	5,254
3.41%, 3/7/2024	46,000	47,917
MUFG Americas Holdings Corp. 3.50%, 6/18/2022	5,000	5,172
NatWest Markets plc (United Kingdom) 5.63%, 8/24/2020	8,000	8,197
Oesterreichische Kontrollbank AG (Austria)
2.38%, 10/1/2021	22,000	22,247
2.63%, 1/31/2022	17,000	17,321
2.88%, 3/13/2023	12,000	12,438
People’s United Financial, Inc. 3.65%, 12/6/2022	27,000	27,979
PNC Financial Services Group, Inc. (The)
3.30%, 3/8/2022	20,000	20,559
2.85%, 11/9/2022 (d)	12,000	12,267
3.50%, 1/23/2024	31,000	32,677
Regions Financial Corp. 3.80%, 8/14/2023	15,000	15,795
Royal Bank of Canada (Canada)
2.30%, 3/22/2021	22,000	22,112
2.75%, 2/1/2022	8,000	8,144
3.70%, 10/5/2023	15,000	15,833
2.55%, 7/16/2024	20,000	20,267
Royal Bank of Scotland Group plc (United Kingdom)
6.13%, 12/15/2022	30,000	32,562
6.00%, 12/19/2023	50,000	55,213
Santander Holdings USA, Inc.
4.45%, 12/3/2021	38,000	39,464
3.40%, 1/18/2023	26,000	26,660
Santander UK Group Holdings plc (United Kingdom) 3.13%, 1/8/2021	35,000	35,334
Santander UK plc (United Kingdom) 4.00%, 3/13/2024	15,000	16,016
Sumitomo Mitsui Financial Group, Inc. (Japan)
2.93%, 3/9/2021	53,000	53,545
2.44%, 10/19/2021	40,000	40,283
2.85%, 1/11/2022	10,000	10,148
2.78%, 7/12/2022	15,000	15,233
3.75%, 7/19/2023	10,000	10,505
SunTrust Bank
(ICE LIBOR USD 3 Month + 0.59%), 3.50%, 8/2/2022 (a)	20,000	20,436

JPMorgan BetaBuilders 1-5 Year U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
3.20%, 4/1/2024	10,000	10,407
(ICE LIBOR USD 3 Month + 0.74%), 3.69%, 8/2/2024 (a)	12,000	12,576
Toronto-Dominion Bank (The) (Canada)
2.50%, 12/14/2020	35,000	35,212
2.55%, 1/25/2021	17,000	17,125
1.80%, 7/13/2021	7,000	6,995
US Bancorp
3.00%, 3/15/2022	50,000	51,189
2.95%, 7/15/2022	20,000	20,487
3.60%, 9/11/2024	7,000	7,447
Wells Fargo & Co.
2.50%, 3/4/2021	83,000	83,491
2.10%, 7/26/2021	55,000	55,092
Series M, 3.45%, 2/13/2023	12,000	12,406
4.13%, 8/15/2023	15,000	15,881
3.75%, 1/24/2024	17,000	17,931
3.30%, 9/9/2024	12,000	12,524
Westpac Banking Corp. (Australia)
2.75%, 1/11/2023	80,000	81,465
3.30%, 2/26/2024	7,000	7,283

		2,613,983

Beverages — 0.3%
Anheuser-Busch InBev Finance, Inc. (Belgium) 3.70%, 2/1/2024	15,000	15,924
Beam Suntory, Inc. (Japan) 3.25%, 5/15/2022	10,000	10,193
Coca-Cola Co. (The)
3.30%, 9/1/2021	20,000	20,507
2.20%, 5/25/2022	15,000	15,173
Diageo Investment Corp. (United Kingdom) 8.00%, 9/15/2022	10,000	11,562
Keurig Dr Pepper, Inc. 3.55%, 5/25/2021	15,000	15,309
Molson Coors Brewing Co. 3.50%, 5/1/2022	7,000	7,184
PepsiCo, Inc.
2.25%, 5/2/2022	8,000	8,083
3.10%, 7/17/2022	17,000	17,518

		121,453

Biotechnology — 0.5%
AbbVie, Inc.
3.75%, 11/14/2023	40,000	41,986
2.60%, 11/21/2024 (e)	37,000	37,193
Amgen, Inc.
2.70%, 5/1/2022	7,000	7,094
3.63%, 5/22/2024	15,000	15,876
Biogen, Inc. 3.63%, 9/15/2022	15,000	15,609

Investments	Principal Amount($)	Value($)
Celgene Corp.
3.63%, 5/15/2024	15,000	15,776
Gilead Sciences, Inc.
1.95%, 3/1/2022	23,000	23,013
3.25%, 9/1/2022	10,000	10,323

		166,870

Building Products — 0.1%
Fortune Brands Home & Security, Inc. 4.00%, 9/21/2023	19,000	20,057

Capital Markets — 1.7%
Ameriprise Financial, Inc. 3.70%, 10/15/2024	10,000	10,654
Ares Capital Corp. 4.20%, 6/10/2024	5,000	5,198
Bank of New York Mellon Corp. (The)
2.45%, 11/27/2020	10,000	10,053
1.95%, 8/23/2022	15,000	15,019
(ICE LIBOR USD 3 Month + 0.63%), 2.66%, 5/16/2023 (a)	42,000	42,528
BlackRock, Inc. 4.25%, 5/24/2021	15,000	15,511
Charles Schwab Corp. (The) 3.25%, 5/21/2021	5,000	5,086
Deutsche Bank AG (Germany)
4.25%, 2/4/2021	47,000	47,691
Series D, 5.00%, 2/14/2022	20,000	20,790
FS KKR Capital Corp. 4.63%, 7/15/2024	15,000	15,427
Goldman Sachs Group, Inc. (The)
2.88%, 2/25/2021	25,000	25,238
(ICE LIBOR USD 3 Month + 1.05%), 2.91%, 6/5/2023 (a)	123,000	124,799
3.85%, 7/8/2024	15,000	15,879
Intercontinental Exchange, Inc.
2.35%, 9/15/2022	7,000	7,057
4.00%, 10/15/2023	10,000	10,678
Jefferies Group LLC 6.88%, 4/15/2021	6,000	6,347
Moody’s Corp. 4.88%, 2/15/2024	17,000	18,719
Morgan Stanley
2.63%, 11/17/2021	15,000	15,163
2.75%, 5/19/2022	15,000	15,210
3.13%, 1/23/2023	32,000	32,880
(ICE LIBOR USD 3 Month + 0.85%), 3.74%, 4/24/2024 (a)	60,000	62,690
Series F, 3.88%, 4/29/2024	15,000	15,959
Nomura Holdings, Inc. (Japan) 6.70%, 3/4/2020	10,000	10,113
Northern Trust Corp. 2.38%, 8/2/2022	15,000	15,156

JPMorgan BetaBuilders 1-5 Year U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
State Street Corp.
(ICE LIBOR USD 3 Month + 0.64%), 2.65%, 5/15/2023 (a)	23,000	23,338
(ICE LIBOR USD 3 Month + 0.77%), 3.78%, 12/3/2024 (a)	12,000	12,712
Stifel Financial Corp. 3.50%, 12/1/2020	13,000	13,142

		613,037

Chemicals — 0.5%
Airgas, Inc. (France) 3.65%, 7/15/2024	22,000	23,290
Dow Chemical Co. (The) 3.00%, 11/15/2022	20,000	20,452
DuPont de Nemours, Inc. 4.21%, 11/15/2023	25,000	26,697
LYB International Finance BV 4.00%, 7/15/2023	15,000	15,869
Mosaic Co. (The) 4.25%, 11/15/2023	10,000	10,656
Nutrien Ltd. (Canada) 3.63%, 3/15/2024	16,000	16,737
Praxair, Inc. 2.70%, 2/21/2023	15,000	15,316
Syngenta Finance NV (Switzerland) 3.13%, 3/28/2022	57,000	57,517

		186,534

Commercial Services & Supplies — 0.1%
RELX Capital, Inc. (United Kingdom) 3.13%, 10/15/2022	10,000	10,234
Republic Services, Inc. 5.25%, 11/15/2021	15,000	15,921

		26,155

Communications Equipment — 0.1%
Cisco Systems, Inc.
2.20%, 2/28/2021	10,000	10,046
2.20%, 9/20/2023	27,000	27,278
Motorola Solutions, Inc. 3.75%, 5/15/2022	6,000	6,215

		43,539

Consumer Finance — 1.5%
American Express Co.
3.00%, 2/22/2021	43,000	43,518
2.50%, 8/1/2022	15,000	15,160
2.65%, 12/2/2022	12,000	12,197
3.40%, 2/27/2023	26,000	27,004
American Honda Finance Corp.
2.60%, 11/16/2022	25,000	25,432
3.63%, 10/10/2023	33,000	34,833
Capital One Financial Corp.
3.45%, 4/30/2021	15,000	15,267
4.75%, 7/15/2021	33,000	34,381
3.05%, 3/9/2022	15,000	15,297
Caterpillar Financial Services Corp.
2.90%, 3/15/2021	34,000	34,403
2.85%, 6/1/2022	12,000	12,253

Investments	Principal Amount($)	Value($)
Discover Financial Services 3.85%, 11/21/2022	25,000	26,140
General Motors Financial Co., Inc.
3.45%, 1/14/2022	31,000	31,601
5.10%, 1/17/2024	55,000	59,448
John Deere Capital Corp.
2.88%, 3/12/2021	21,000	21,257
3.15%, 10/15/2021	18,000	18,407
2.65%, 6/24/2024	15,000	15,368
PACCAR Financial Corp.
2.65%, 5/10/2022	8,000	8,137
2.30%, 8/10/2022	10,000	10,093
Synchrony Financial 3.75%, 8/15/2021	26,000	26,559
Toyota Motor Credit Corp.
2.80%, 7/13/2022	26,000	26,588
2.63%, 1/10/2023	33,000	33,643
2.25%, 10/18/2023	22,000	22,203

		569,189

Diversified Financial Services — 0.5%
Berkshire Hathaway, Inc. 3.40%, 1/31/2022	37,000	38,350
National Rural Utilities Cooperative Finance Corp.
(ICE LIBOR USD 3 Month + 2.91%), 4.67%, 4/30/2043 (a)	30,000	30,887
ORIX Corp. (Japan) 2.90%, 7/18/2022	5,000	5,085
Private Export Funding Corp. Series EE, 2.80%, 5/15/2022	30,000	30,656
Shell International Finance BV (Netherlands)
1.75%, 9/12/2021	11,000	10,973
3.40%, 8/12/2023	10,000	10,502
2.00%, 11/7/2024	23,000	22,895
Voya Financial, Inc. 3.13%, 7/15/2024	15,000	15,432

		164,780

Diversified Telecommunication Services — 0.4%
AT&T, Inc.
2.80%, 2/17/2021	21,000	21,183
4.45%, 5/15/2021	15,000	15,517
3.20%, 3/1/2022	7,000	7,166
3.40%, 6/15/2022 (d)	6,000	6,189
3.60%, 2/17/2023	15,000	15,649
3.55%, 6/1/2024	25,000	26,165
Telefonica Emisiones SA (Spain) 5.46%, 2/16/2021	25,000	26,006
Verizon Communications, Inc.
5.15%, 9/15/2023	20,000	22,242
3.50%, 11/1/2024	8,000	8,477

		148,594

JPMorgan BetaBuilders 1-5 Year U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Electric Utilities — 0.6%
Duke Energy Corp. 3.75%, 4/15/2024	8,000	8,472
Duke Energy Florida LLC 3.10%, 8/15/2021	27,000	27,460
Emera US Finance LP (Canada) 2.70%, 6/15/2021	9,000	9,069
Entergy Louisiana LLC 4.05%, 9/1/2023	15,000	15,979
Exelon Corp. 2.45%, 4/15/2021	10,000	10,028
Florida Power & Light Co. 3.25%, 6/1/2024	15,000	15,706
Fortis, Inc. (Canada) 2.10%, 10/4/2021	9,000	8,985
Hydro-Quebec (Canada) Series HY, 8.40%, 1/15/2022	17,000	19,270
NextEra Energy Capital Holdings, Inc. 3.15%, 4/1/2024	15,000	15,507
Oncor Electric Delivery Co. LLC 2.75%, 6/1/2024	20,000	20,519
PPL Capital Funding, Inc. 3.50%, 12/1/2022	15,000	15,486
Public Service Co. of Colorado 2.25%, 9/15/2022	18,000	18,126
Public Service Co. of New Hampshire 3.50%, 11/1/2023	15,000	15,751
Public Service Electric & Gas Co. 2.38%, 5/15/2023	15,000	15,189
Southern California Edison Co. Series A, 2.90%, 3/1/2021	8,000	8,060

		223,607

Electrical Equipment — 0.1%
ABB Finance USA, Inc. (Switzerland) 3.38%, 4/3/2023	16,000	16,644
Eaton Corp. 2.75%, 11/2/2022	15,000	15,297
Emerson Electric Co. 2.63%, 12/1/2021	6,000	6,085

		38,026

Electronic Equipment, Instruments & Components — 0.1%
Flex Ltd. 5.00%, 2/15/2023	8,000	8,529
Jabil, Inc. 5.63%, 12/15/2020	10,000	10,310

		18,839

Energy Equipment & Services — 0.1%
National Oilwell Varco, Inc. 2.60%, 12/1/2022	15,000	15,147
Schlumberger Investment SA 3.65%, 12/1/2023	15,000	15,798

		30,945

Investments	Principal Amount($)	Value($)
Entertainment — 0.1%
TWDC Enterprises 18 Corp. 2.45%, 3/4/2022	20,000	20,258
Walt Disney Co. (The) 1.75%, 8/30/2024	30,000	29,667

		49,925

Equity Real Estate Investment Trusts (REITs) — 0.7%
Alexandria Real Estate Equities, Inc. 4.00%, 1/15/2024	15,000	16,039
American Campus Communities Operating Partnership LP 3.35%, 10/1/2020	16,000	16,151
American Tower Corp.
4.70%, 3/15/2022	6,000	6,341
3.38%, 5/15/2024	15,000	15,565
Brixmor Operating Partnership LP
3.88%, 8/15/2022	6,000	6,247
3.65%, 6/15/2024	15,000	15,673
CC Holdings GS V LLC 3.85%, 4/15/2023	24,000	25,176
Digital Realty Trust LP 3.95%, 7/1/2022	3,000	3,130
ERP Operating LP 4.63%, 12/15/2021	15,000	15,687
GLP Capital LP 3.35%, 9/1/2024	25,000	25,546
Kimco Realty Corp. 3.40%, 11/1/2022	6,000	6,199
Liberty Property LP 4.13%, 6/15/2022	15,000	15,674
Office Properties Income Trust 4.25%, 5/15/2024	15,000	15,529
Realty Income Corp. 3.25%, 10/15/2022	8,000	8,255
Sabra Health Care LP 4.80%, 6/1/2024	21,000	22,414
Service Properties Trust 4.25%, 2/15/2021	5,000	5,070
Simon Property Group LP 3.75%, 2/1/2024	25,000	26,572
VEREIT Operating Partnership LP 4.13%, 6/1/2021	8,000	8,209
Welltower, Inc. 4.50%, 1/15/2024	15,000	16,203

		269,680

Food & Staples Retailing — 0.3%
Costco Wholesale Corp.
2.30%, 5/18/2022	6,000	6,077
2.75%, 5/18/2024	6,000	6,192
Kroger Co. (The) 2.95%, 11/1/2021	16,000	16,260
Walgreens Boots Alliance, Inc. 3.30%, 11/18/2021	15,000	15,257

JPMorgan BetaBuilders 1-5 Year U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Walmart, Inc.
3.13%, 6/23/2021	10,000	10,207
2.35%, 12/15/2022	24,000	24,326
2.55%, 4/11/2023	9,000	9,177
3.40%, 6/26/2023	16,000	16,810

		104,306

Food Products — 0.4%
Bunge Ltd. Finance Corp. 4.35%, 3/15/2024	20,000	21,087
Campbell Soup Co. 3.30%, 3/15/2021	15,000	15,212
Conagra Brands, Inc. 3.20%, 1/25/2023	10,000	10,276
General Mills, Inc. 3.15%, 12/15/2021	15,000	15,307
Hershey Co. (The) 4.13%, 12/1/2020	10,000	10,244
Kellogg Co. 3.13%, 5/17/2022	10,000	10,211
Kraft Heinz Foods Co. 3.50%, 6/6/2022	20,000	20,605
Mondelez International, Inc. 3.63%, 5/7/2023	20,000	20,963
Tyson Foods, Inc. 2.25%, 8/23/2021	10,000	10,028

		133,933

Gas Utilities — 0.1%
Dominion Energy Gas Holdings LLC 3.55%, 11/1/2023	17,000	17,636
ONE Gas, Inc. 3.61%, 2/1/2024	15,000	15,704
Southern Natural Gas Co. LLC 4.40%, 6/15/2021	15,000	15,403

		48,743

Health Care Equipment & Supplies — 0.2%
Abbott Laboratories 2.55%, 3/15/2022	15,000	15,248
Becton Dickinson and Co.
3.13%, 11/8/2021	7,000	7,122
2.89%, 6/6/2022	15,000	15,228
Boston Scientific Corp. 3.38%, 5/15/2022	15,000	15,457
Medtronic, Inc. 3.15%, 3/15/2022	12,000	12,340
Zimmer Biomet Holdings, Inc. 3.15%, 4/1/2022	10,000	10,202

		75,597

Health Care Providers & Services — 0.6%
Aetna, Inc. 2.75%, 11/15/2022	11,000	11,164
Anthem, Inc.
2.95%, 12/1/2022	7,000	7,157
3.50%, 8/15/2024	15,000	15,702

Investments	Principal Amount($)	Value($)
Cardinal Health, Inc. 2.62%, 6/15/2022	20,000	20,194
Cigna Corp.
4.00%, 2/15/2022 (e)	8,000	8,251
3.50%, 6/15/2024 (e)	10,000	10,399
CVS Health Corp.
3.70%, 3/9/2023	21,000	21,882
4.00%, 12/5/2023	45,000	47,664
HCA, Inc. 4.75%, 5/1/2023	10,000	10,703
Humana, Inc. 3.15%, 12/1/2022	15,000	15,370
Laboratory Corp. of America Holdings 3.75%, 8/23/2022	7,000	7,250
McKesson Corp. 2.70%, 12/15/2022	10,000	10,092
UnitedHealth Group, Inc. 3.35%, 7/15/2022	37,000	38,312

		224,140

Hotels, Restaurants & Leisure — 0.1%
Marriott International, Inc. 3.60%, 4/15/2024	15,000	15,761
McDonald’s Corp. 2.63%, 1/15/2022	17,000	17,242
Starbucks Corp. 3.85%, 10/1/2023	15,000	15,916

		48,919

Household Durables — 0.1%
DR Horton, Inc.
5.75%, 8/15/2023	6,000	6,640
2.50%, 10/15/2024	4,000	3,996
Whirlpool Corp. 4.00%, 3/1/2024	10,000	10,601

		21,237

Household Products — 0.1%
Colgate-Palmolive Co. 2.10%, 5/1/2023	15,000	15,094
Procter & Gamble Co. (The)
1.70%, 11/3/2021	15,000	15,000
3.10%, 8/15/2023	17,000	17,821

		47,915

Independent Power and Renewable Electricity Producers — 0.0% (f)
Enel Generacion Chile SA (Chile) 4.25%, 4/15/2024	7,000	7,322

Industrial Conglomerates — 0.3%
3M Co.
2.75%, 3/1/2022	8,000	8,152
2.25%, 3/15/2023	6,000	6,046
General Electric Co.
4.63%, 1/7/2021	17,000	17,445
5.30%, 2/11/2021	15,000	15,505
3.10%, 1/9/2023	32,000	32,692
3.45%, 5/15/2024	16,000	16,539

JPMorgan BetaBuilders 1-5 Year U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Honeywell International, Inc.
2.15%, 8/8/2022	5,000	5,038
3.35%, 12/1/2023	10,000	10,523
Roper Technologies, Inc. 3.13%, 11/15/2022	10,000	10,246

		122,186

Insurance — 0.3%
AEGON Funding Co. LLC (Netherlands) 5.75%, 12/15/2020	18,000	18,683
Allstate Corp. (The)
Series B, (ICE LIBOR USD 3 Month + 2.94%), 5.75%, 8/15/2053 (a)	6,000	6,472
American International Group, Inc.
6.40%, 12/15/2020	15,000	15,672
4.88%, 6/1/2022	3,000	3,210
Aon plc 2.80%, 3/15/2021	6,000	6,050
Aspen Insurance Holdings Ltd. (Bermuda) 4.65%, 11/15/2023	11,000	11,868
Assurant, Inc. 4.00%, 3/15/2023	3,000	3,122
Chubb INA Holdings, Inc. 2.70%, 3/13/2023	15,000	15,313
Marsh & McLennan Cos., Inc. 2.75%, 1/30/2022	15,000	15,229
MetLife, Inc. 3.60%, 4/10/2024	5,000	5,302
Prudential Financial, Inc.
(ICE LIBOR USD 3 Month + 3.04%), 5.20%, 3/15/2044 (a)	19,000	20,173
Trinity Acquisition plc 3.50%, 9/15/2021	5,000	5,099

		126,193

Internet & Direct Marketing Retail — 0.2%
Amazon.com, Inc.
2.50%, 11/29/2022	10,000	10,185
2.80%, 8/22/2024	17,000	17,591
eBay, Inc.
3.80%, 3/9/2022	12,000	12,412
2.60%, 7/15/2022	7,000	7,063
QVC, Inc.
5.13%, 7/2/2022	5,000	5,254
4.38%, 3/15/2023	10,000	10,344

		62,849

IT Services — 0.6%
Fidelity National Information Services, Inc. 2.25%, 8/15/2021	15,000	15,041

Investments	Principal Amount($)	Value($)
Fiserv, Inc.
3.50%, 10/1/2022	15,000	15,528
2.75%, 7/1/2024	18,000	18,298
Global Payments, Inc. 3.75%, 6/1/2023	15,000	15,672
International Business Machines Corp. 1.88%, 8/1/2022	80,000	79,756
Mastercard, Inc. 3.38%, 4/1/2024	12,000	12,737
PayPal Holdings, Inc. 2.40%, 10/1/2024	18,000	18,052
Visa, Inc.
2.15%, 9/15/2022	14,000	14,131
2.80%, 12/14/2022	20,000	20,537

		209,752

Life Sciences Tools & Services — 0.0% (f)
Thermo Fisher Scientific, Inc. 3.00%, 4/15/2023	11,000	11,304

Machinery — 0.0% (f)
CNH Industrial Capital LLC 3.88%, 10/15/2021	15,000	15,387

Media — 0.4%
CBS Corp. 3.38%, 3/1/2022	7,000	7,164
Charter Communications Operating LLC 4.50%, 2/1/2024	20,000	21,408
Comcast Corp.
3.00%, 2/1/2024	18,000	18,619
3.70%, 4/15/2024	44,000	46,798
Discovery Communications LLC 3.30%, 5/15/2022	13,000	13,312
Interpublic Group of Cos., Inc. (The) 4.20%, 4/15/2024	21,000	22,543
WPP Finance 2010 (United Kingdom) 4.75%, 11/21/2021	20,000	20,937

		150,781

Metals & Mining — 0.2%
ArcelorMittal SA (Luxembourg) 6.25%, 2/25/2022 (d)	15,000	16,176
BHP Billiton Finance USA Ltd. (Australia)
3.25%, 11/21/2021	25,000	25,617
3.85%, 9/30/2023	7,000	7,478
Newmont Goldcorp Corp. 3.70%, 3/15/2023	10,000	10,406

		59,677

Multiline Retail — 0.1%
Dollar Tree, Inc. 3.70%, 5/15/2023	14,000	14,557
Macy’s Retail Holdings, Inc. 3.45%, 1/15/2021	10,000	10,078

JPMorgan BetaBuilders 1-5 Year U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Target Corp. 2.90%, 1/15/2022	16,000	16,358

		40,993

Multi-Utilities — 0.3%
Berkshire Hathaway Energy Co. 3.75%, 11/15/2023	15,000	15,870
CenterPoint Energy, Inc. 3.85%, 2/1/2024	15,000	15,791
Delmarva Power & Light Co. 3.50%, 11/15/2023	27,000	28,373
Dominion Energy, Inc. 3.07%, 8/15/2024 (d)	10,000	10,242
DTE Energy Co. Series F, 3.85%, 12/1/2023	8,000	8,414
San Diego Gas & Electric Co. 3.00%, 8/15/2021	21,000	21,294
Southern Co. Gas Capital Corp. 3.50%, 9/15/2021	10,000	10,202

		110,186

Oil, Gas & Consumable Fuels — 1.7%
BP Capital Markets America, Inc.
3.25%, 5/6/2022	6,000	6,189
3.22%, 4/14/2024	15,000	15,610
BP Capital Markets plc (United Kingdom) 3.99%, 9/26/2023	43,000	45,924
Canadian Natural Resources Ltd. (Canada) 3.80%, 4/15/2024	15,000	15,786
ConocoPhillips Co. 2.40%, 12/15/2022	23,000	23,229
Continental Resources, Inc. 3.80%, 6/1/2024	7,000	7,165
Ecopetrol SA (Colombia) 5.88%, 9/18/2023	30,000	33,129
Enbridge Energy Partners LP 4.20%, 9/15/2021	15,000	15,469
Energy Transfer Operating LP 4.90%, 2/1/2024	27,000	28,836
Enterprise Products Operating LLC
3.50%, 2/1/2022	15,000	15,459
Series D, (ICE LIBOR USD 3 Month + 2.99%), 4.88%, 8/16/2077 (a)	18,000	17,697
EOG Resources, Inc. 2.63%, 3/15/2023	25,000	25,434
EQM Midstream Partners LP 4.75%, 7/15/2023	25,000	24,403
EQT Corp. 4.88%, 11/15/2021	17,000	17,423
Equinor ASA (Norway)
3.15%, 1/23/2022	9,000	9,231
7.75%, 6/15/2023	15,000	17,778

Investments	Principal Amount($)	Value($)
Exxon Mobil Corp.
1.90%, 8/16/2022	15,000	15,048
3.18%, 3/15/2024	22,000	23,118
2.02%, 8/16/2024	20,000	20,081
Kinder Morgan Energy Partners LP
3.50%, 3/1/2021	15,000	15,208
4.15%, 2/1/2024	21,000	22,191
Marathon Petroleum Corp. 5.13%, 3/1/2021	16,000	16,595
Occidental Petroleum Corp.
Series 1, 4.10%, 2/1/2021	15,000	15,254
2.70%, 2/15/2023	10,000	10,050
2.90%, 8/15/2024	18,000	18,103
ONEOK Partners LP 5.00%, 9/15/2023	24,000	26,019
Petroleos Mexicanos (Mexico)
4.88%, 1/18/2024	25,000	26,095
6.84%, 1/23/2030 (g)	1	1
Plains All American Pipeline LP 3.85%, 10/15/2023	15,000	15,489
Sunoco Logistics Partners Operations LP 4.25%, 4/1/2024	16,000	16,727
Total Capital International SA (France)
2.88%, 2/17/2022	10,000	10,218
3.70%, 1/15/2024	8,000	8,509
3.75%, 4/10/2024	20,000	21,392
TransCanada PipeLines Ltd. (Canada) 3.75%, 10/16/2023	7,000	7,358
Williams Cos., Inc. (The) 3.60%, 3/15/2022	15,000	15,398

		621,616

Paper & Forest Products — 0.1%
Fibria Overseas Finance Ltd. (Brazil) 5.25%, 5/12/2024	5,000	5,391
Georgia-Pacific LLC 8.00%, 1/15/2024	15,000	18,335

		23,726

Pharmaceuticals — 0.9%
Allergan Funding SCS 3.45%, 3/15/2022	24,000	24,519
AstraZeneca plc (United Kingdom) 3.50%, 8/17/2023	15,000	15,679
Bristol-Myers Squibb Co.
2.88%, 2/19/2021 (e)	24,000	24,254
2.00%, 8/1/2022	7,000	7,027
3.25%, 11/1/2023	15,000	15,677
2.90%, 7/26/2024 (e)	10,000	10,312
GlaxoSmithKline Capital plc (United Kingdom)
2.85%, 5/8/2022	2,000	2,042
3.00%, 6/1/2024	18,000	18,675

JPMorgan BetaBuilders 1-5 Year U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
GlaxoSmithKline Capital, Inc. (United Kingdom) 2.80%, 3/18/2023	10,000	10,250
Johnson & Johnson 2.25%, 3/3/2022	20,000	20,202
Merck & Co., Inc.
2.35%, 2/10/2022	7,000	7,085
2.40%, 9/15/2022	17,000	17,249
Mylan, Inc. 4.20%, 11/29/2023	15,000	15,780
Novartis Capital Corp. (Switzerland) 2.40%, 5/17/2022	37,000	37,493
Pfizer, Inc.
3.00%, 9/15/2021	21,000	21,475
3.40%, 5/15/2024	15,000	15,874
Sanofi (France) 4.00%, 3/29/2021	15,000	15,425
Shire Acquisitions Investments Ireland DAC 2.40%, 9/23/2021	33,000	33,146
Zoetis, Inc. 3.25%, 2/1/2023	20,000	20,595

		332,759

Professional Services — 0.0% (f)
Equifax, Inc. 3.60%, 8/15/2021	6,000	6,131

Road & Rail — 0.2%
Burlington Northern Santa Fe LLC
3.00%, 3/15/2023	15,000	15,437
3.85%, 9/1/2023	4,000	4,248
CSX Corp.
4.25%, 6/1/2021	4,000	4,098
3.40%, 8/1/2024	4,000	4,214
Norfolk Southern Corp. 3.85%, 1/15/2024	13,000	13,807
Ryder System, Inc. 3.75%, 6/9/2023	15,000	15,651
Union Pacific Corp.
2.95%, 3/1/2022	6,000	6,129
4.16%, 7/15/2022	15,000	15,763

		79,347

Semiconductors & Semiconductor Equipment — 0.4%
Applied Materials, Inc. 4.30%, 6/15/2021	5,000	5,176
Broadcom Corp.
2.20%, 1/15/2021	25,000	24,965
3.00%, 1/15/2022	6,000	6,069
3.63%, 1/15/2024	10,000	10,294
Intel Corp.
2.35%, 5/11/2022	16,000	16,189
2.70%, 12/15/2022	15,000	15,352
Lam Research Corp.
2.80%, 6/15/2021	10,000	10,116

Investments	Principal Amount($)	Value($)
Microchip Technology, Inc. 4.33%, 6/1/2023	5,000	5,262
NXP BV (Netherlands) 4.88%, 3/1/2024 (e)	17,000	18,451
QUALCOMM, Inc. 2.60%, 1/30/2023	30,000	30,484
Texas Instruments, Inc. 2.25%, 5/1/2023	5,000	5,061

		147,419

Software — 0.5%
CA, Inc. 3.60%, 8/15/2022	15,000	15,319
Microsoft Corp.
4.00%, 2/8/2021	10,000	10,268
2.40%, 2/6/2022	6,000	6,082
2.38%, 2/12/2022	58,000	58,771
Oracle Corp.
2.80%, 7/8/2021	18,000	18,271
2.50%, 5/15/2022	10,000	10,135
2.40%, 9/15/2023	30,000	30,424
3.40%, 7/8/2024	16,000	16,888
VMware, Inc. 2.95%, 8/21/2022	15,000	15,280

		181,438

Specialty Retail — 0.2%
Advance Auto Parts, Inc. 4.50%, 1/15/2022	15,000	15,582
AutoZone, Inc.
3.70%, 4/15/2022	5,000	5,164
2.88%, 1/15/2023	10,000	10,193
Home Depot, Inc. (The)
3.25%, 3/1/2022	15,000	15,472
2.70%, 4/1/2023	15,000	15,388
Lowe’s Cos., Inc. 3.75%, 4/15/2021	15,000	15,287
O’Reilly Automotive, Inc. 3.80%, 9/1/2022	5,000	5,194

		82,280

Technology Hardware, Storage & Peripherals — 0.6%
Apple, Inc.
1.55%, 8/4/2021	53,000	52,808
2.50%, 2/9/2022	10,000	10,154
2.10%, 9/12/2022	15,000	15,115
2.85%, 2/23/2023	15,000	15,411
2.40%, 5/3/2023	15,000	15,231
3.45%, 5/6/2024	10,000	10,620
1.80%, 9/11/2024	18,000	17,864
Dell International LLC 4.42%, 6/15/2021 (e)	33,000	33,975
Hewlett Packard Enterprise Co. 4.40%, 10/15/2022 (d)	3,000	3,171

JPMorgan BetaBuilders 1-5 Year U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
HP, Inc.
4.30%, 6/1/2021	15,000	15,449
Seagate HDD Cayman
4.25%, 3/1/2022	7,000	7,228
4.88%, 3/1/2024	16,000	16,951

		213,977

Thrifts & Mortgage Finance — 0.0% (f)
New York Community Bancorp, Inc.
(ICE LIBOR USD 3 Month + 2.78%), 5.90%, 11/6/2028 (a)	15,000	15,969

Tobacco — 0.2%
Altria Group, Inc. 4.75%, 5/5/2021	36,000	37,359
BAT Capital Corp. (United Kingdom) 2.76%, 8/15/2022	22,000	22,239
Philip Morris International, Inc. 2.13%, 5/10/2023	25,000	25,013

		84,611

Trading Companies & Distributors — 0.2%
Air Lease Corp. 2.75%, 1/15/2023	15,000	15,162
Aircastle Ltd. 5.50%, 2/15/2022	15,000	15,937
International Lease Finance Corp.
8.63%, 1/15/2022	22,000	24,828
5.88%, 8/15/2022	31,000	33,824

		89,751

Wireless Telecommunication Services — 0.1%
Vodafone Group plc (United Kingdom)
2.50%, 9/26/2022	3,000	3,044
3.75%, 1/16/2024	30,000	31,583

		34,627

TOTAL CORPORATE BONDS (Cost $8,946,746)		9,079,555

MORTGAGE-BACKED SECURITIES — 6.7%
FHLMC Gold Pools, 15 Year
Pool # J14776, 3.00%, 3/1/2026	24,367	25,008
Pool # G14783, 3.50%, 10/1/2026	22,526	23,430
Pool # J20134, 3.00%, 8/1/2027	13,761	14,122
Pool # G18452, 2.50%, 12/1/2027	57,074	57,784
Pool # E04178, 2.50%, 2/1/2028	14,370	14,549

Investments	Principal Amount($)	Value($)
Pool # J23906, 2.50%, 5/1/2028	59,240	59,975
Pool # J23582, 3.00%, 5/1/2028	21,489	22,112
Pool # G15724, 4.00%, 1/1/2029	5,424	5,665
Pool # G16577, 4.00%, 1/1/2029	11,850	12,367
Pool # G15093, 3.00%, 4/1/2029	13,990	14,407
Pool # G18511, 2.50%, 5/1/2029	10,386	10,521
Pool # G18512, 3.00%, 5/1/2029	27,609	28,384
Pool # G15164, 3.00%, 9/1/2029	14,225	14,638
Pool # G15290, 3.50%, 2/1/2030	4,822	5,047
Pool # G18549, 2.50%, 4/1/2030	42,742	43,297
Pool # G16749, 2.00%, 7/1/2030	13,480	13,443
Pool # J33012, 3.00%, 10/1/2030	41,650	42,949
Pool # G15855, 3.50%, 1/1/2031	3,413	3,561
Pool # G18587, 3.00%, 2/1/2031	22,086	22,698
Pool # G18597, 3.50%, 4/1/2031	2,751	2,858
Pool # G18618, 2.00%, 11/1/2031	14,355	14,249
Pool # G18620, 3.00%, 11/1/2031	16,838	17,306
Pool # G18626, 2.50%, 1/1/2032	86,232	87,380
Pool # G18632, 3.00%, 2/1/2032	27,737	28,507
Pool # J37147, 3.00%, 6/1/2032	14,518	14,980
Pool # G16207, 3.50%, 7/1/2032	13,528	14,239
Pool # J38058, 3.00%, 11/1/2032	54,447	56,325
Pool # G18676, 2.50%, 2/1/2033	19,746	19,976
Pool # J39722, 3.00%, 10/1/2033	14,555	14,997
Pool # J39886, 4.00%, 11/1/2033	12,471	13,315
Pool # G18715, 3.00%, 12/1/2033	17,594	18,047

JPMorgan BetaBuilders 1-5 Year U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Pool # G18720, 3.50%, 1/1/2034	15,025	15,574
Pool # G18723, 3.50%, 2/1/2034	13,258	13,742
Pool # G18726, 3.50%, 3/1/2034	11,700	12,166
FHLMC UMBS, 15 Year
Pool # ZK2607, 3.50%, 10/1/2025	5,429	5,635
Pool # ZS8020, 3.00%, 9/1/2027	20,784	21,316
Pool # ZS7502, 2.50%, 4/1/2031	5,427	5,494
Pool # ZS8628, 2.00%, 11/1/2031	4,785	4,747
Pool # ZS7988, 3.50%, 2/1/2033	19,474	20,453
Pool # ZK9341, 3.00%, 3/1/2033	5,688	5,865
Pool # ZT0716, 3.00%, 10/1/2033	10,575	10,841
Pool # ZT2104, 2.50%, 12/1/2033	4,632	4,683
Pool # ZT1799, 3.50%, 3/1/2034	6,240	6,485
Pool # SB8008, 2.50%, 8/1/2034	19,086	19,255
Pool # QN0590, 2.50%, 9/1/2034	9,890	9,977
Pool # SB8013, 2.50%, 9/1/2034	11,652	11,756
Pool # SB8014, 4.00%, 9/1/2034	14,801	15,484
Pool # SB8010, 2.50%, 10/1/2034	21,629	21,821
Pool # SB8012, 3.50%, 10/1/2034	11,750	12,216
Pool # SB8015, 2.50%, 11/1/2034	37,743	38,079
Pool # SB8017, 3.50%, 11/1/2034	10,682	11,105
Pool # SB8021, 3.00%, 12/1/2034	16,000	16,410
FNMA UMBS, 15 Year
Pool # AC8868, 4.50%, 12/1/2024	4,062	4,222
Pool # AE0988, 4.00%, 9/1/2025	7,924	8,263
Pool # AH0563, 3.00%, 12/1/2025	3,916	4,016
Pool # AL1168, 3.50%, 1/1/2026	19,464	20,214
Pool # AH9695, 4.00%, 4/1/2026	8,693	9,075

Investments	Principal Amount($)	Value($)
Pool # AL4643, 4.00%, 7/1/2026	13,099	13,661
Pool # AJ9357, 3.50%, 1/1/2027	14,335	14,914
Pool # AW7396, 3.50%, 1/1/2027	15,991	16,575
Pool # AK3264, 3.00%, 2/1/2027	15,407	15,804
Pool # AW7395, 3.00%, 2/1/2027	13,866	14,223
Pool # AK5412, 3.00%, 3/1/2027	13,993	14,355
Pool # AL1746, 3.50%, 3/1/2027	8,536	8,880
Pool # AB5095, 3.00%, 5/1/2027	13,291	13,651
Pool # BM4533, 4.00%, 8/1/2027	10,479	10,932
Pool # AQ5118, 2.50%, 11/1/2027	9,683	9,798
Pool # AQ1688, 2.00%, 12/1/2027	10,049	10,023
Pool # MA1277, 2.50%, 12/1/2027	86,001	87,025
Pool # AR1045, 2.50%, 1/1/2028	19,310	19,540
Pool # AR4180, 2.50%, 2/1/2028	41,840	42,338
Pool # AL3060, 3.00%, 2/1/2028	39,594	40,614
Pool # AT2769, 2.00%, 5/1/2028	18,067	18,008
Pool # AL4468, 3.50%, 11/1/2028	11,545	12,064
Pool # BM3954, 2.50%, 12/1/2028	70,932	71,776
Pool # AV8783, 3.00%, 1/1/2029	32,302	33,221
Pool # AV4793, 3.50%, 5/1/2029	11,905	12,397
Pool # AW8317, 2.50%, 9/1/2029	12,239	12,392
Pool # AL7205, 3.50%, 12/1/2029	4,757	4,954
Pool # AX7696, 3.00%, 1/1/2030	45,167	46,409
Pool # AS4489, 2.50%, 3/1/2030	3,847	3,895
Pool # AY6338, 2.50%, 3/1/2030	60,210	60,960
Pool # AS4678, 3.00%, 3/1/2030	49,541	50,945
Pool # AS5237, 2.50%, 6/1/2030	13,717	13,887

JPMorgan BetaBuilders 1-5 Year U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Pool # AL9852, 3.00%, 9/1/2030	29,944	30,793
Pool # BA6893, 2.50%, 2/1/2031	8,979	9,090
Pool # BC2482, 3.00%, 3/1/2031	36,937	37,942
Pool # BM3754, 3.50%, 4/1/2031	5,813	6,056
Pool # FM1336, 3.50%, 6/1/2031	14,083	14,731
Pool # AS7467, 2.50%, 7/1/2031	18,261	18,494
Pool # AS7606, 2.50%, 7/1/2031	46,232	46,823
Pool # AS7620, 2.50%, 7/1/2031	108,703	110,093
Pool # AL8804, 3.50%, 7/1/2031	6,499	6,781
Pool # MA2774, 2.00%, 10/1/2031	16,550	16,420
Pool # BM3174, 3.50%, 5/1/2032	7,291	7,637
Pool # MA3217, 2.50%, 12/1/2032	11,652	11,781
Pool # 890822, 3.00%, 12/1/2032	84,220	86,800
Pool # BM3276, 3.50%, 12/1/2032	20,536	21,443
Pool # BJ9052, 3.50%, 2/1/2033	8,646	9,095
Pool # FM1309, 2.00%, 3/1/2033	14,261	14,148
Pool # MA3437, 3.00%, 8/1/2033	18,270	18,730
Pool # BN3975, 3.00%, 1/1/2034	12,563	12,879
Pool # MA3559, 3.50%, 1/1/2034	17,450	18,079
Pool # BN4806, 4.00%, 1/1/2034	23,604	25,109
Pool # MA3588, 3.50%, 2/1/2034	36,400	37,712
Pool # CA3440, 3.50%, 4/1/2034	3,731	3,913
Pool # MA3657, 3.00%, 5/1/2034	14,716	15,093
Pool # FM1112, 4.00%, 5/1/2034	6,313	6,663
Pool # MA3682, 3.50%, 6/1/2034	7,168	7,453
Pool # MA3729, 2.50%, 7/1/2034	23,810	24,021
Pool # MA3695, 3.00%, 7/1/2034	7,412	7,602

Investments	Principal Amount($)	Value($)
Pool # BJ5549, 3.00%, 8/1/2034	6,881	7,059
GNMA I, 15 Year
Pool # 794368, 3.00%, 2/15/2027	3,608	3,713
GNMA II, 15 Year
Pool # 796502, 3.00%, 4/20/2022	13,765	14,080
Pool # MA0756, 2.50%, 2/20/2028	5,251	5,363
Pool # MA1134, 3.00%, 7/20/2028	15,462	15,925
Pool # MA4355, 2.50%, 4/20/2032	14,952	15,173
Pool # MA4559, 3.00%, 7/20/2032	18,503	19,020
Pool # MA4625, 3.50%, 8/20/2032	13,103	13,608
Pool # MA5236, 3.50%, 6/20/2033	8,537	8,865

TOTAL MORTGAGE-BACKED SECURITIES (Cost $2,428,058)		2,466,458

SUPRANATIONAL — 2.9%
African Development Bank (Supranational)
1.25%, 7/26/2021	26,000	25,805
3.00%, 9/20/2023	15,000	15,715
Asian Development Bank (Supranational)
1.75%, 6/8/2021	57,000	57,025
2.13%, 11/24/2021	10,000	10,085
1.88%, 2/18/2022	15,000	15,067
1.88%, 8/10/2022	29,000	29,156
1.50%, 10/18/2024	30,000	29,720
Asian Infrastructure Investment Bank (The) (Supranational) 2.25%, 5/16/2024	21,000	21,471
Corp. Andina de Fomento (Supranational) 2.13%, 9/27/2021	33,000	32,883
Council of Europe Development Bank (Supranational) 1.63%, 3/16/2021	12,000	11,980
European Bank for Reconstruction & Development (Supranational)
1.50%, 11/2/2021	10,000	9,962
2.13%, 3/7/2022	43,000	43,411
European Investment Bank (Supranational)
2.25%, 8/15/2022	76,000	77,171
2.50%, 3/15/2023	145,000	148,832
3.25%, 1/29/2024	8,000	8,495
2.25%, 6/24/2024	73,000	74,770
2.50%, 10/15/2024	17,000	17,627

JPMorgan BetaBuilders 1-5 Year U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Inter-American Development Bank (Supranational)
2.63%, 4/19/2021	15,000	15,184
1.75%, 4/14/2022	70,000	70,116
1.75%, 9/14/2022	43,000	43,092
International Bank for Reconstruction & Development (Supranational)
1.63%, 3/9/2021	100,000	99,882
1.38%, 5/24/2021	74,000	73,643
2.75%, 7/23/2021	44,000	44,745
2.13%, 7/1/2022	35,000	35,411
2.50%, 3/19/2024	18,000	18,596
International Finance Corp. (Supranational)
2.25%, 1/25/2021	25,000	25,140
1.38%, 10/16/2024	15,000	14,779

TOTAL SUPRANATIONAL (Cost $1,056,968)		1,069,763

U.S. GOVERNMENT AGENCY SECURITIES — 2.3%
FFCB
2.55%, 3/11/2021	48,000	48,467
2.54%, 4/5/2021	7,000	7,067
1.85%, 3/3/2022	27,000	26,950
FHLB
2.88%, 9/11/2020	35,000	35,331
2.63%, 10/1/2020	45,000	45,352
1.13%, 7/14/2021	115,000	114,030
2.50%, 3/11/2022	70,000	71,285
2.13%, 6/10/2022	15,000	15,189
2.50%, 2/13/2024	30,000	31,004
1.50%, 8/15/2024	15,000	14,854
FHLMC 2.38%, 1/13/2022	189,000	191,822
FNMA
2.75%, 6/22/2021	50,000	50,834
1.25%, 8/17/2021	22,000	21,847
2.63%, 1/11/2022	50,000	51,002
2.00%, 10/5/2022	35,000	35,357
1.75%, 7/2/2024	15,000	15,047
Israel Government AID Bond (Israel) 5.50%, 12/4/2023	51,000	58,162
Tennessee Valley Authority 1.88%, 8/15/2022	10,000	10,049

TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $837,050)		843,649

Investments	Principal Amount($)	Value($)
COMMERCIAL MORTGAGE-BACKED SECURITIES — 2.0%
BANK Series 2017-BNK5, Class A3, 3.02%, 6/15/2060	22,000	22,639
BENCHMARK Mortgage Trust Series 2019-B12, Class A2, 3.00%, 8/15/2052	7,000	7,223
Citigroup Commercial Mortgage Trust Series 2013-GC17, Class A4, 4.13%, 11/10/2046	20,000	21,367
Series 2016-C1, Class AAB, 3.00%, 5/10/2049	12,000	12,341
Commercial Mortgage Trust
Series 2014-CR16, Class A3, 3.78%, 4/10/2047	24,970	26,312
Series 2014-LC15, Class A4, 4.01%, 4/10/2047	20,000	21,343
Series 2014-UBS4, Class A5, 3.69%, 8/10/2047	30,000	31,752
Series 2013-CR11, Class ASB, 3.66%, 8/10/2050	16,568	17,044
FHLMC, Multifamily Structured Pass-Through Certificates
Series K015, Class A2, 3.23%, 7/25/2021	91,280	92,468
Series K016, Class A2, 2.97%, 10/25/2021	28,272	28,567
Series K021, Class A1, 1.60%, 1/25/2022	15,269	15,158
Series K019, Class A2, 2.27%, 3/25/2022	15,985	16,066
Series K020, Class A2, 2.37%, 5/25/2022	10,000	10,085
Series K720, Class A2, 2.72%, 6/25/2022	15,000	15,200
Series K027, Class A2, 2.64%, 1/25/2023	26,000	26,501
Series K028, Class A2, 3.11%, 2/25/2023	10,000	10,332
FNMA ACES
Series 2014-M1, Class A2, 3.32%, 7/25/2023 (h)	14,111	14,627
Series 2014-M8, Class A2, 3.06%, 6/25/2024 (h)	38,000	39,540
Series 2017-M10, Class AV2, 2.65%, 7/25/2024 (h)	14,000	14,298
GS Mortgage Securities Trust
Series 2014-GC18, Class A4, 4.07%, 1/10/2047	30,000	32,035
Series 2014-GC18, Class AS, 4.38%, 1/10/2047	17,000	18,024

JPMorgan BetaBuilders 1-5 Year U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
JP Morgan Chase Commercial Mortgage Securities Trust Series 2013-C10, Class AS, 3.37%, 12/15/2047‡	20,000	20,516
JPMBB Commercial Mortgage Securities Trust
Series 2013-C17, Class ASB, 3.71%, 1/15/2047	16,405	16,967
Series 2014-C19, Class C, 4.84%, 4/15/2047 ‡(h)	10,000	10,512
Series 2014-C22, Class AS, 4.11%, 9/15/2047	15,000	15,856
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2012-C5, Class A4, 3.18%, 8/15/2045	12,000	12,265
Series 2014-C19, Class A3, 3.25%, 12/15/2047	5,970	6,200
Series 2015-C25, Class ASB, 3.38%, 10/15/2048	40,000	41,409
Morgan Stanley Capital I Trust Series 2011-C3, Class A4, 4.12%, 7/15/2049	4,211	4,304
UBS Commercial Mortgage Trust Series 2018-C13, Class A2, 4.21%, 10/15/2051	10,000	10,637
UBS-Barclays Commercial Mortgage Trust Series 2013-C6, Class A4, 3.24%, 4/10/2046	23,000	23,697
Wells Fargo Commercial Mortgage Trust
Series 2012-LC5, Class B, 4.14%, 10/15/2045 ‡	14,000	14,595
Series 2013-LC12, Class A4, 4.22%, 7/15/2046 (h)	12,000	12,763
Series 2014-LC16, Class ASB, 3.48%, 8/15/2050	9,071	9,341
WFRBS Commercial Mortgage Trust
Series 2012-C7, Class AS, 4.09%, 6/15/2045 (h)	32,000	33,128
Series 2012-C10, Class A3, 2.88%, 12/15/2045	12,000	12,211
Series 2012-C10, Class B, 3.74%, 12/15/2045 ‡	15,000	15,404
Series 2014-C20, Class A3, 3.64%, 5/15/2047	42	42
Series 2014-C20, Class A5, 4.00%, 5/15/2047	12,000	12,830

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $759,939)		765,599

Investments	Principal Amount($)	Value($)
FOREIGN GOVERNMENT SECURITIES — 1.4%
Canada Government Bond (Canada)
2.63%, 1/25/2022	10,000	10,202
2.00%, 11/15/2022	35,000	35,352
Export Development Canada (Canada)
1.38%, 10/21/2021	10,000	9,942
2.00%, 5/17/2022	35,000	35,281
2.63%, 2/21/2024	10,000	10,369
Export-Import Bank of Korea (South Korea) 5.13%, 6/29/2020	50,000	50,862
Italy Government Bond (Italy) 6.88%, 9/27/2023	36,000	41,395
Province of Alberta (Canada) 2.20%, 7/26/2022	22,000	22,233
Province of British Columbia Canada (Canada)
2.00%, 10/23/2022	15,000	15,119
1.75%, 9/27/2024	24,000	23,975
Province of Ontario (Canada)
2.55%, 2/12/2021	10,000	10,086
2.50%, 9/10/2021	15,000	15,188
2.25%, 5/18/2022	21,000	21,237
2.45%, 6/29/2022	15,000	15,248
3.05%, 1/29/2024	16,000	16,769
Province of Quebec (Canada) 2.63%, 2/13/2023	27,000	27,714
Republic of Colombia (Colombia) 8.13%, 5/21/2024	20,000	24,511
Republic of Hungary (Hungary)
5.38%, 2/21/2023	18,000	19,720
5.75%, 11/22/2023	20,000	22,561
Republic of Poland (Poland)
5.13%, 4/21/2021	22,000	22,952
5.13%, 4/21/2021	7,000	7,303
5.00%, 3/23/2022	8,000	8,567
4.00%, 1/22/2024	7,000	7,547
Republic of Uruguay (Uruguay)
8.00%, 11/18/2022	5,000	5,585
4.50%, 8/14/2024	7,000	7,535
United Mexican States (Mexico)
3.63%, 3/15/2022	24,000	24,750
4.00%, 10/2/2023	6,000	6,348

TOTAL FOREIGN GOVERNMENT SECURITIES (Cost $511,599)		518,351

ASSET-BACKED SECURITIES — 1.1%
Ally Auto Receivables Trust Series 2018-3, Class A4, 3.12%, 7/17/2023	10,000	10,222
Ally Master Owner Trust Series 2018-4, Class A, 3.30%, 7/17/2023	10,000	10,199

JPMorgan BetaBuilders 1-5 Year U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
American Express Credit Account Master Trust
Series 2017-6, Class A, 2.04%, 5/15/2023	12,000	12,019
Series 2017-7, Class A, 2.35%, 5/15/2025	30,000	30,389
AmeriCredit Automobile Receivables Trust Series 2017-3, Class D, 3.18%, 7/18/2023	15,000	15,223
BA Credit Card Trust Series 2018-A3, Class A3, 3.10%, 12/15/2023	22,000	22,445
BMW Vehicle Lease Trust Series 2018-1, Class A3, 3.26%, 7/20/2021	10,000	10,097
Capital One Multi-Asset Execution Trust Series 2018-A1, Class A1, 3.01%, 2/15/2024	27,000	27,416
CarMax Auto Owner Trust
Series 2016-3, Class B, 1.90%, 4/15/2022	7,000	6,991
Series 2018-3, Class A3, 3.13%, 6/15/2023	17,000	17,240
Citibank Credit Card Issuance Trust Series 2018-A3, Class A3, 3.29%, 5/23/2025	33,000	34,425
Discover Card Execution Note Trust Series 2018-A4, Class A4, 3.11%, 1/16/2024	30,000	30,602
Drive Auto Receivables Trust Series 2019-3, Class A3, 2.49%, 6/15/2023	17,000	17,062
Ford Credit Auto Lease Trust Series 2018-B, Class A3, 3.19%, 12/15/2021	10,000	10,079
Ford Credit Auto Owner Trust
Series 2018-A, Class A3, 3.03%, 11/15/2022	6,000	6,054
Series 2017-A, Class C, 2.41%, 7/15/2023	6,000	6,018
Ford Credit Floorplan Master Owner Trust Series 2019-2, Class A, 3.06%, 4/15/2026	8,000	8,261
Ford Credit Floorplan Master Owner Trust A Series 2018-2, Class A, 3.17%, 3/15/2025	15,000	15,483
GM Financial Automobile Leasing Trust Series 2018-3, Class A3, 3.18%, 6/21/2021	10,000	10,059
GM Financial Consumer Automobile Receivables Trust Series 2018-1, Class A3, 2.32%, 7/18/2022	9,694	9,717

Investments	Principal Amount($)	Value($)
Honda Auto Receivables Owner Trust Series 2017-2, Class A4, 1.87%, 9/15/2023	17,000	16,981
Nissan Auto Lease Trust Series 2019-A, Class A3, 2.76%, 3/15/2022	7,000	7,065
Nissan Auto Receivables Owner Trust Series 2017-C, Class A3, 2.12%, 4/18/2022	13,731	13,744
Santander Drive Auto Receivables Trust Series 2019-1, Class C, 3.42%, 4/15/2025	10,000	10,180
Synchrony Credit Card Master Note Trust Series 2018-2, Class A, 3.47%, 5/15/2026	15,000	15,721
Toyota Auto Receivables Owner Trust Series 2018-C, Class A3, 3.02%, 12/15/2022	12,000	12,164
World Omni Auto Receivables Trust Series 2018-D, Class B, 3.67%, 12/16/2024	15,000	15,644

TOTAL ASSET-BACKED SECURITIES (Cost $396,697)		401,500

MUNICIPAL BONDS — 0.1%
Florida — 0.1%
Other Revenue — 0.1%
State Board of Administration Finance Corp. Series 2013A, Rev., 3.00%, 7/1/2020	20,000	20,134

Illinois — 0.0% (f)
General Obligation — 0.0% (f)
State of Illinois, Taxable Pension Series 2003, GO, 4.95%, 6/1/2023	13,091	13,650

New Jersey — 0.0% (f)
Industrial Development Revenue/Pollution Control Revenue — 0.0% (f)
New Jersey Economic Development Authority, Cityscape Schools., Inc. Series B, Rev., AGM, 0.00%, 2/15/2021	10,000	9,708

TOTAL MUNICIPAL BONDS (Cost $43,115)		43,492

JPMorgan BetaBuilders 1-5 Year U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Shares	Value($)
SHORT-TERM INVESTMENTS — 0.3%
INVESTMENT COMPANIES — 0.3%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 1.53% (i)(j) (Cost $96,034)	96,034	96,034

Total Investments — 99.5% (Cost $36,280,103)		36,738,126
Other Assets Less Liabilities — 0.5%		191,736

Net Assets — 100.0%		36,929,862

Percentages indicated are based on net assets.

Abbreviations

ACES	Alternative Credit Enhancement Securities
AGM	Insured by Assured Guaranty Municipal Corp.
FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
Rev.	Revenue
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

(a)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of November 30, 2019.
(b)	Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of November 30, 2019.
(c)	Security is an interest bearing note with preferred security characteristics.
(d)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of November 30, 2019.
(e)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(f)	Amount rounds to less than 0.1% of net assets.
(g)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(h)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of November 30, 2019.
(i)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(j)	The rate shown is the current yield as of November 30, 2019.
‡	Value determined using significant unobservable inputs.

JPMorgan BetaBuilders 1-5 Year U.S. Aggregate Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$401,500	$—	$401,500
Commercial Mortgage-Backed Securities	—	704,572	61,027	765,599
Corporate Bonds	—	9,079,555	—	9,079,555
Foreign Government Securities	—	518,351	—	518,351
Mortgage-Backed Securities	—	2,466,458	—	2,466,458
Municipal Bonds	—	43,492	—	43,492
Supranational	—	1,069,763	—	1,069,763
U.S. Government Agency Securities	—	843,649	—	843,649
U.S. Treasury Obligations	—	21,453,725	—	21,453,725
Short-Term Investments
Investment Companies	96,034	—	—	96,034

Total Investments in Securities	$96,034	$36,581,065	$61,027	$36,738,126

There were no transfers into or out of level 3 for the period ended November 30, 2019.

B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund which is advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund’s distributions may be reinvested into the Underlying Fund. Reinvestment amounts are included in the purchase cost amount in the table below.

For the period ended November 30, 2019
Security Description	Value at March 12, 2019(a)	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at November 30, 2019	Shares at November 30, 2019	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 1.53%(b)(c)	$—	$2,475,671	$2,379,637	$—	$—	$96,034	96,034	$1,164	$—

(a)	Commencement of operations.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of November 30, 2019.